Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Revenue (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Revenue [abstract]
Revenue from the sale of merchandise	€ 871.3	€ 701.8	€ 535.9
Revenue from the sale of services	0.6	1.4	1.2
Total	€ 872.0	€ 703.2	€ 537.1